Revenue and Other Operating Income	12 Months Ended
Dec. 31, 2017
Disclosure Of Revenue And Other Operating Income [Abstract]
Revenue and Other Operating Income
25.	REVENUE AND OTHER OPERATING INCOME.

The detail of revenues for the years ended December 31, 2017, 2016 and 2015, is as follows:

	For the years ended December 31,
	2017	2016	2015
Revenues	ThCh$	ThCh$	ThCh$
Energy sales	2,268,459,154	2,312,643,619	2,247,363,757
Generation	1,082,749,256	1,141,725,803	1,134,450,921
Regulated customers	726,166,640	805,079,958	726,264,558
Non-regulated customers	285,623,737	234,641,908	264,113,111
Spot market sales	70,958,879	102,003,937	140,339,722
Other customers	—	—	3,733,530
Distribution	1,185,709,898	1,170,917,816	1,112,912,836
Residential	442,137,827	431,610,828	407,435,626
Business	386,608,105	379,037,776	350,157,120
Industrial	225,736,231	229,878,875	230,416,697
Other consumers (1)	131,227,735	130,390,337	124,903,393
Other sales	107,362,797	73,607,457	32,057,524
Natural gas sales	91,652,707	64,443,715	12,582,771
Sales of products and services	15,710,090	9,163,742	19,474,753
Revenue from other services	114,648,227	129,592,804	104,871,908
Tolls and transmission	39,812,005	51,014,073	37,958,975
Metering equipment leases	4,945,609	4,555,779	4,415,191
Public lighting	13,449,852	12,660,894	10,859,012
Engineering and consulting services	3,414,472	14,304,336	1,817,284
Other services (2)	53,026,289	47,057,722	49,821,446
Total Revenues	2,490,470,178	2,515,843,880	2,384,293,189

Other Operating Income	ThCh$	ThCh$	ThCh$
Mutual support	—	—	14,563
Commodity derivatives	20,328,649	10,794,682	1,820,371
Other income (3)	18,548,051	14,928,257	12,901,017
Total other income	38,876,700	25,722,939	14,735,951

(1)

For the year ended December 31, 2017, it includes revenues from energy sales to municipalities of ThCh$36,165,698; government entities of ThCh$20,080,121 and agricultural sector entities of ThCh$5,811,319, and other of ThCh$ 69,170,597. For the year ended December 31, 2016, it includes revenues from energy sales to municipalities of ThCh$37,338,741; government entities of ThCh$18,333,375; agricultural sector entities of ThCh$5,377,993; and other of ThCh$69,340,228. For the year ended December 31, 2015, it includes revenues from energy sales to municipalities of ThCh$39,405,365; government entities of ThCh$18,631,045; agricultural sector entities of ThCh$5,356,396; and other of ThCh$61,510,586.

(2)

For the year ended December 31, 2017, it includes services for construction of junctions of ThCh$15,514,433; works in specific facilities and networks of ThCh$15,125,128; and other services of ThCh$22,386,728. For the year ended December 31, 2016, it includes services for construction of junctions of ThCh$14,359,194; works in specific facilities and networks of ThCh$21,397,176; and other services of ThCh$11,301,352. For the year ended December 31, 2015, it includes services for construction of junctions of ThCh$16,289,581; works in specific facilities and networks of ThCh$16,736,234; and other services of ThCh$11,741,987.

(3)

For the year ended December 31, 2017, it includes revenues from energy losses recoveries of ThCh$1,968,203; revenues from outdated collection of invoices of ThCh$1,299,470; and revenues from other services of ThCh$15,280,378. For the year ended December 31, 2016, it includes revenues from energy losses recoveries of ThCh$1,344,529; revenues from outdated collection of invoices of ThCh$1,540,348; and revenues from other services of ThCh$12,043,380. For the year ended December 31, 2015, it mainly related to revenues from water sales of ThCh$823,821; and revenues from other services for ThCh$4,877,987.